Material Accounting Policy Information (Details Narrative)	Mar. 31, 2026 USD ($)	Mar. 31, 2026	Mar. 31, 2026 MYR (RM)	Oct. 28, 2025	Mar. 31, 2025 USD ($)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 MYR (RM)
Material Accounting Policy Information
Closing foreign currency exchange rates	1.00	2.756	4.0453	2.756	1.00	4.4320	1.00	4.7285